SEGMENT AND GEOGRAPHIC INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net sales	$ 25,835	$ 20,328
Operating income (loss)	(273)	(3,078)
TOTAL ASSETS	29,057	25,592
Europe [Member]
Net sales	9,387	8,415
Operating income (loss)	(1,037)	(1,698)
TOTAL ASSETS	5,638	5,878
Germany
Net sales	3,783	3,851
U.S.
Net sales	2,607	1,516
Operating income (loss)	257	(713)
TOTAL ASSETS	15,840	13,858
Rest of World
Net sales	13,841	10,397
Operating income (loss)	507	(667)
TOTAL ASSETS	7,579	5,856
China
Net sales	$ 4,203	$ 3,490